Operating Segments (Tables)	12 Months Ended
Dec. 31, 2013
Operating Segment (Tables) [Abstract]
Financial Information of Operating Segment

			Wealth,
			Brokerage
	Community	Wholesale	and		Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement	Other (1)	Company
2013
Net interest income (2)	$28,839	12,298	2,888	(1,225)	42,800
Provision (reversal of provision) for credit losses	2,755	(445)	(16)	15	2,309
Noninterest income	21,500	11,766	10,315	(2,601)	40,980
Noninterest expense	28,723	12,378	10,455	(2,714)	48,842
Income (loss) before income tax expense (benefit)	18,861	12,131	2,764	(1,127)	32,629
Income tax expense (benefit)	5,799	3,984	1,050	(428)	10,405
Net income (loss) before noncontrolling interests	13,062	8,147	1,714	(699)	22,224
Less: Net income from noncontrolling interests	330	14	2	-	346
Net income (loss) (3)	$12,732	8,133	1,712	(699)	21,878

2012
Net interest income (2)	$29,045	12,648	2,768	(1,231)	43,230
Provision (reversal of provision) for credit losses	6,835	286	125	(29)	7,217
Noninterest income	24,360	11,444	9,392	(2,340)	42,856
Noninterest expense	30,840	12,082	9,893	(2,417)	50,398
Income (loss) before income tax expense (benefit)	15,730	11,724	2,142	(1,125)	28,471
Income tax expense (benefit)	4,774	3,943	814	(428)	9,103
Net income (loss) before noncontrolling interests	10,956	7,781	1,328	(697)	19,368
Less: Net income from noncontrolling interests	464	7	-	-	471
Net income (loss) (3)	$10,492	7,774	1,328	(697)	18,897

2011
Net interest income (2)	$29,657	11,616	2,844	(1,354)	42,763
Provision (reversal of provision) for credit losses	7,976	(110)	170	(137)	7,899
Noninterest income	21,124	9,952	9,333	(2,224)	38,185
Noninterest expense	29,252	11,177	9,934	(970)	49,393
Income (loss) before income tax expense (benefit)	13,553	10,501	2,073	(2,471)	23,656
Income tax expense (benefit)	4,104	3,495	785	(939)	7,445
Net income (loss) before noncontrolling interests	9,449	7,006	1,288	(1,532)	16,211
Less: Net income from noncontrolling interests	316	19	7	-	342
Net income (loss) (3)	$9,133	6,987	1,281	(1,532)	15,869

2013
Average loans	$499.3	290.0	46.1	(30.4)	805.0
Average assets	835.4	502.3	180.9	(70.3)	1,448.3
Average core deposits	620.1	237.2	150.1	(65.3)	942.1

2012
Average loans	$487.1	273.8	42.7	(28.4)	775.2
Average assets	761.1	481.7	164.6	(65.8)	1,341.6
Average core deposits	591.2	227.0	137.5	(61.8)	893.9

  Includes corporate items not specific to a business segment and the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for wealth management customers provided in Community Banking stores.
  Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
  Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.